Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

Note 11. Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products		Goodwill		Other indefinite lived intangible assets		Technology Costs and management systems		Development systems		Other amortizables		Total
Balance as of January 1, 2015	Ps.	70,263	Ps.	23,593	Ps.	139	Ps.	2,882	Ps.	1,312	Ps.	345	Ps.	98,534
Purchases		—		—		—		73		458		29		560
Transfer of completed development systems		—		—		—		1,085		(1,085)		—		—
Effect of movements in exchange rates		(4,992)		(2,556)		(19)		(218)		(2)		(44)		(7,831)
Changes in value on the recognition of inflation effects		1,121		—		—		—		—		—		1,121
Capitalization of borrowing cost		—		—		—		28		—		—		28

Cost as of December 31, 2015	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	3,850	Ps.	683	Ps.	330	Ps.	92,412

Balance as of January 1, 2016	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	3,850	Ps.	683	Ps.	330	Ps.	92,412
Purchases		—		—		—		127		609		2		738
Acquisition from business combinations		9,602		7,856		1,067		247		3		109		18,884
Transfer of completed development systems		—		—		—		304		(304)		—		—
Disposals		—		—		—		(323)		—		(2)		(325)
Effect of movements in exchange rates		8,124		4,689		61		363		(193)		36		13,080
Changes in value on the recognition of inflation effects		1,220		—		—		—		—		—		1,220
Capitalization of borrowing cost		—		—		—		11		—		—		11

Cost as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020

Balance as of January 1, 2017	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020
Purchases		1,288		—		7		179		920		446		2,840
Acquisition from business combinations		3,874		—		—		6		—		64		3,944
		5,192		(6,168)
Transfer of completed development systems		—		—		—		412		(412)		—		—
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rates		(2,318)		(1,186)		101		(86)		(15)		(52)		(3,556)
Changes in value on the recognition of inflation effects		(727)		—		—		—		—		175		(552)
Effect Venezuela (Note 3.3)		—		—		—		—		—		(139)		(139)

Cost as of December 31, 2017	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581

Accumulated amortization
Balances as of January 1, 2015	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,273)	Ps.	—	Ps.	(237)	Ps.	(1,510)
Amortization expense		—		—		—		(339)		—		(35)		(374)
Effect of movements in exchange rate		—		—		—		174		—		52		226

Balances as of December 31, 2015		—		—		—		(1,438)		—		(220)		(1,658)
Amortization expense		—		—		—		(427)		—		(35)		(462)
Disposals		—		—		—		249		—		—		249
Effect of movements in exchange rate		—		—		—		(148)		—		(37)		(185)

Balances as of December 31, 2016		—		—		—		(1,764)		—		(292)		(2,056)
Amortization expense		—		—		—		(605)		—		(42)		(647)
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rate		—		—		—		46		—		184		230
Effect Venezuela (Note 3.3)		—		—		—		—		—		(120)		(120)
Impairment Venezuela		(745)		—		—		—		—		—		(745)

Balances as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(2,323)	Ps.	—	Ps.	(270)	Ps.	(3,338)

Balance as of December 31, 2015	Ps.	66,392	Ps.	21,037	Ps.	120	Ps.	2,412	Ps.	683	Ps.	110	Ps.	90,754

Balance as of December 31, 2016	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	2,815	Ps.	798	Ps.	183	Ps.	123,964

Balance as of December 31, 2017	Ps.	91,902	Ps.	26,228	Ps.	1,356	Ps.	2,767	Ps.	1,291	Ps.	699	Ps.	124,243

During the years ended December 31, 2017, 2016 and 2015 the Company capitalized Ps. —, Ps. 8 and Ps. 28, respectively of borrowing costs in relation to Ps. —, Ps. 28 and Ps. 410 in qualifying assets. The effective interest rates used to determine the amount of borrowing costs eligible for capitalization were —%, 4.1% and 4.1%.

On March 28, 2017 the Company acquired distribution rights and other intangibles of AdeS soy-based beverages in its territories in Mexico and Colombia for an aggregate amount of Ps. 1,664. This acquisition was made to reinforce the Company’s leadership position

For the year ended December 31, 2017, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 22, Ps. 83 and Ps. 544, respectively.

For the year ended December 31, 2016, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 8, Ps. 106 and Ps. 358, respectively.

For the year ended December 31, 2015, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 5, Ps. 60 and Ps. 309, respectively.

The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 10 years.

Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights

For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2017		2016
Mexico	Ps.	56,352	Ps.	55,137
Guatemala		488		499
Nicaragua		484		532
Costa Rica		1,520		1,622
Panama		1,185		1,241
Colombia		5,824		5,988
Venezuela		—		1,225
Brazil		48,345		52,609
Argentina		50		67
Philippinnes		3,882		—

Total	Ps.	118,130	Ps.	118,920

Goodwill and distribution rights are tested for impairments annually. The recoverable amounts of the CGUs are based on value-in-use calculations. Value in use was determined by discounting the future cash flows generated from the continuing use of the CGU.

The foregoing forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs.

The recoverable amounts are based on value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected flows.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform, impairment test for each CGU consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the business that are similar to those of the Company.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is based on the interest bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that would asses a creditor in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

•	Cash flows were projected based on actual operating results and the five-year business plan. Cash flows for a further five-year were forecasted maintaining the same stable growth and margins per country of the last year base. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.

•	Cash flows after the first ten-year period were extrapolated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•	A per CGU-specific Weighted Average Cost of Capital (“WACC”) was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustment.

The key assumptions by CGU for impairment test as of December 31, 2017 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2018-2027	Expected Volume Growth Rates 2018-2027
Mexico	7.3%	5.3%	3.7%	2.2%
Guatemala	13.9%	10.7%	4.7%	7.1%
Nicaragua	16.6%	10.6%	5.0%	4.9%
Costa Rica	11.5%	7.8%	3.3%	2.7%
Panama	8.3%	6.5%	2.3%	3.4%
Colombia	9.1%	6.6%	3.1%	3.2%
Brazil	9.7%	6.2%	4.1%	1.3%
Argentina	11.0%	7.3%	10.7%	3.1%
Philippinnes	9.7%	5.9%	3.6%	3.4%

The key assumptions by CGU for impairment test as of December 31, 2016 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2017-2026	Expected Volume Growth Rates 2017-2026
Mexico	6.8%	6.3%	3.7%	1.2%
Guatemala	9.9%	9.5%	5.0%	13.2%
Nicaragua	10.6%	10.1%	4.2%	5.7%
Costa Rica	8.4%	8.3%	4.4%	4.7%
Panama	7.8%	7.4%	3.0%	4.9%
Colombia	7.9%	7.5%	3.2%	4.0%
Venezuela	17.5%	17.0%	117.3%	1.0%
Brazil	8.7%	8.1%	4.4%	2.9%
Argentina	9.1%	8.5%	12.2%	4.1%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

During the year ended December 31, 2017 and due to the economic and operational conditions worsened in Venezuela, the Company has recognized an impairment of the distribution rights in such country for an amount of Ps 745, such charge has been recorded in other expenses line in the consolidated income statement

Sensitivity to Changes in Assumptions

At December 31, 2017 the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of a 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.16%	-1.0%	Passes by 5.2x
Guatemala	+1.52%	-1.0%	Passes by 7.4x
Nicaragua	+4.27%	-1.0%	Passes by 3.1x
Costa Rica	+0.64%	-1.0%	Passes by 2.3x
Panama	+0.12%	-1.0%	Passes by 12.1x
Colombia	+0.19%	-1.0%	Passes by 2.5x
Brazil	+0.26%	-1.0%	Passes by 3.6x
Argentina	+4.39%	-1.0%	Passes by 299x
Philipinnes	+0.46%	-1.0%	Passes by 2.1x

(1)	Compound Annual Growth Rate (CAGR)